Investment Properties (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Depreciation charges on investment properties	$ 13	$ 22
Fair value measurements of investment properties, description	For the next 5 years the Group considered an average exchange rate ARS/USD with increasing trend that begins at ARS 116.94 for to the year ended June 30, 2022, arriving at ARS 376.56 in 2027. In the long term, the model assumes a nominal depreciation rate of the Argentine peso of 27.5%, estimated based on the projected inflation rates of Argentina and US. The inflation considered shows a decreasing trend, beginning at 44.1% and leveling off at around 30.0% in 5 years.	For the next 5 years the Group considered an average exchange rate ARS/USD with increasing trend that begins at ARS 86.21 for to the year ended June 30, 2021, arriving at ARS 243.89 in 2026. In the long term, the model assumes a nominal depreciation rate of the Argentine peso of 21.1%, estimated based on the projected inflation rates of Argentina and US. The inflation considered shows a decreasing trend, beginning at 47.9% and leveling off at around 23,2% in 5 years.	For the next 5 years the Group considered an average exchange rate ARS/USD with increasing trend that begins at ARS 48.47 for to the year ended June 30, 2020, arriving at ARS 72.16 in 2025. In the long term, the model assumes a nominal depreciation rate of the Argentine peso of 5.7%, estimated based on the projected inflation rates of Argentina and US. The inflation considered shows a decreasing trend, beginning at 44.5% and leveling off at around 8% in 5 years.
Fair value realized on investment	$ (1,541)
Net realized gain from fair value on investment properties	12,343	$ 703
NAI International II Inc [Member]
Statement [Line Items]
Advance rent received	171	170
Bouchard [Member]
Statement [Line Items]
Fair value realized on investment	(470)
Net realized gain from fair value on investment properties	5,837
Sale of office building	710
Torre Boston [Member]
Statement [Line Items]
Fair value realized on investment	(1,071)
Net realized gain from fair value on investment properties	6,506
Sale of office building	$ 5,434
CaballitoFerro Plot Of Land [Member]
Statement [Line Items]
Net realized gain from fair value on investment properties		407
Monetary benefit		5
Non-monetary benefit		541
Sale of office building		861
Amount of deconsolidation		296
200 Della Paolera [Member]
Statement [Line Items]
Net realized gain from fair value on investment properties		861
Sale of office building		$ 296